Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense & Accounting Profit Multiplied By Tax Rate (Parenthetical) (Details) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	25.168%	31.20%	31.20%
Amount of net unrecognised deferred tax assets	₨ 2,030	₨ 1,064	₨ 1,446